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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:_____________________

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: John Hancock Life Insurance Company (U.S.A.)
Address: P.O. Box 111, John Hancock Place
Boston, MA 02117

13F File Number: 28-03983

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tina M. Marks
Title: Reconciliation Manager
Phone: 617-572-1662

Signature, Place, and Date of Signing:
/s/Tina M. Marks 197 Clarendon St., Boston, MA 02117 November 9, 2010
Signature        Place                               Date

Report Type (Check only One):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[x] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
28-03222             MFC Global Investment Management (U.S.), LLC

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: 57,593,319

List of Other Included Managers:

No./Form 13F File Number/Name

1   028-11519 Manulife Financial Corporation
2   028-04428 The Manufacturers Life Insurance Company

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
John Hancock Life Insurance Company, USA
September 30, 2010

Item 1                       Item 2   Item 3      Item 4       Item 5            Item 6         Item 7           Item 8
                                                                         Investment Discretion   Mgr   Voting Authority-Shres
Name of Issuer               Class     Cusip    Fair Market Principal or Shrd/Aff Shrd/Oth Sole             Sole Shrd None
                                                      Value No.of Shares
AMR Corp                     common 001765 10 6     395,382       63,160    X                     1       63,160
Delta Airlines Inc           common 247361 70 2  14,569,215    1,252,727    X                     1    1,252,727
Enerplus Resources Fund      common 29274D 60 4   7,839,168      304,552    X                     1      304,552
MetroPCS Communications Inc  common 591708 10 2   6,832,959      654,498    X                     1      654,498
Navistar Int Corp            common 63934E 10 8   1,396,029       31,997    X                     1       31,997
Portland General Electric Co common 736508 84 7   3,963,967      195,945    X                     1      195,945
Seneca Foods Corp            common 817070 50 1  22,596,599      866,434    X                     1      866,434
                                                 ----------      -------                                 -------
TOTALS                                           57,593,319    3,369,313                               3,369,313   0

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